SCHEDULE OF PREPAYMENTS FOR LONG TERM ASSETS (Details) (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepayments For Long-term Asset
Payment to seller	$ 120,000